Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of joint ventures

	2024			2023
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	154	1,146	1,300	277	961	1,238
Exchange adjustments	(3)	(28)	(31)	20	52	72
Additions	13	319	332	40	157	197
Share of post-tax results for the year	9	28	37	9	162	171
Share of other comprehensive income of associates, net of tax	—	—	—	1	—	1
Dividends received	(15)	(152)	(167)	(30)	(152)	(182)
Disposals¹	(1)	—	(1)	(167)	—	(167)
Other movements²	1	(51)	(50)	4	(34)	(30)
Share of net assets at 31 March	158	1,262	1,420	154	1,146	1,300
1.Disposals in the prior year included the sale of the Group’s 26.25% minority ownership interest in the Millennium Pipeline Company LLC.
2.Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the
Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2024:

Joint venture[1]	% stake
BritNed Development Limited	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture, LLC	51%	Emerald is a joint venture with Washington State Investment Board which builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Community Offshore Wind, LLC	27.3%
Community Offshore Wind is a joint venture with RWE Renewables. The joint venture owns six seabed leases in the northeastern US and is developing an offshore wind project which will play a key role in supplying clean energy to customers in New York.

1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	376	397	478	514	2,171	1,598	1,005	925
Cash and cash equivalents	69	208	46	77	206	169	40	19
All other current assets	36	29	6	8	16	14	42	—
Non-current liabilities	(57)	(55)	(3)	(3)	(249)	(244)	(20)	(19)
Non-current financial liabilities	(31)	(31)	(32)	(32)	(643)	(398)	—	—
Current liabilities	(39)	(34)	(55)	(131)	(217)	(131)	(1)	(3)
Current financial liabilities	—	—	—	—	(10)	(95)	—	—
Net assets	354	514	440	433	1,274	913	1,066	922
Group’s ownership interest in joint venture/associate	177	257	220	217	650	466	291	251
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(123)	(85)	—	—
Carrying amount of the Group’s investment	177	257	220	217	527	381	291	251

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	158	358	109	88	87	75	—	—
Depreciation and amortisation	(16)	(16)	(23)	(23)	(38)	(29)	—	—
Other (costs)/income	(25)	22	(15)	(1)	(152)	(46)	—	1
Operating profit/(loss)	117	364	71	64	(103)	—	—	1
Net interest expense	(2)	(2)	—	(7)	(9)	(6)	—	—
Profit/(loss) before tax	115	362	71	57	(112)	(6)	—	1
Income tax expense	(31)	(82)	(17)	(11)	—	—	—	—
Profit/(loss) for the year	84	280	54	46	(112)	(6)	—	1
Group’s share of profit/(loss)	42	140	27	23	(57)	(3)	—	—
Group adjustment: tax credit	—	—	—	—	15	1	—	—
Group’s share of post-tax results for the year	42	140	27	23	(42)	(2)	—	—

Disclosure of associates

	2024			2023
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	154	1,146	1,300	277	961	1,238
Exchange adjustments	(3)	(28)	(31)	20	52	72
Additions	13	319	332	40	157	197
Share of post-tax results for the year	9	28	37	9	162	171
Share of other comprehensive income of associates, net of tax	—	—	—	1	—	1
Dividends received	(15)	(152)	(167)	(30)	(152)	(182)
Disposals¹	(1)	—	(1)	(167)	—	(167)
Other movements²	1	(51)	(50)	4	(34)	(30)
Share of net assets at 31 March	158	1,262	1,420	154	1,146	1,300
1.Disposals in the prior year included the sale of the Group’s 26.25% minority ownership interest in the Millennium Pipeline Company LLC.
2.Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the
Group’s share of joint ventures.
The following table describes the Group’s material joint ventures and associates at 31 March 2024:

Joint venture[1]	% stake
BritNed Development Limited	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture, LLC	51%	Emerald is a joint venture with Washington State Investment Board which builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Community Offshore Wind, LLC	27.3%
Community Offshore Wind is a joint venture with RWE Renewables. The joint venture owns six seabed leases in the northeastern US and is developing an offshore wind project which will play a key role in supplying clean energy to customers in New York.

1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	376	397	478	514	2,171	1,598	1,005	925
Cash and cash equivalents	69	208	46	77	206	169	40	19
All other current assets	36	29	6	8	16	14	42	—
Non-current liabilities	(57)	(55)	(3)	(3)	(249)	(244)	(20)	(19)
Non-current financial liabilities	(31)	(31)	(32)	(32)	(643)	(398)	—	—
Current liabilities	(39)	(34)	(55)	(131)	(217)	(131)	(1)	(3)
Current financial liabilities	—	—	—	—	(10)	(95)	—	—
Net assets	354	514	440	433	1,274	913	1,066	922
Group’s ownership interest in joint venture/associate	177	257	220	217	650	466	291	251
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(123)	(85)	—	—
Carrying amount of the Group’s investment	177	257	220	217	527	381	291	251

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Community Offshore Wind LLC
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	158	358	109	88	87	75	—	—
Depreciation and amortisation	(16)	(16)	(23)	(23)	(38)	(29)	—	—
Other (costs)/income	(25)	22	(15)	(1)	(152)	(46)	—	1
Operating profit/(loss)	117	364	71	64	(103)	—	—	1
Net interest expense	(2)	(2)	—	(7)	(9)	(6)	—	—
Profit/(loss) before tax	115	362	71	57	(112)	(6)	—	1
Income tax expense	(31)	(82)	(17)	(11)	—	—	—	—
Profit/(loss) for the year	84	280	54	46	(112)	(6)	—	1
Group’s share of profit/(loss)	42	140	27	23	(57)	(3)	—	—
Group adjustment: tax credit	—	—	—	—	15	1	—	—
Group’s share of post-tax results for the year	42	140	27	23	(42)	(2)	—	—